Stockholders' Deficit (Tables) (Warrants [Member])	12 Months Ended
Dec. 31, 2013
Warrants [Member]
Schedule of Warrant Activity

A summary of the Company’s warrant activity during the years ended December 31, 2013 and 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	15,000	$40.00
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, December 31, 2012	15,000	$40.00
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(15,000)	40.00
Balance Outstanding, December 31, 2013	-	$-	-	$-

Exercisable, December 31, 2013	-	$-	-	$-